Summary of Operations and Significant Accounting Policies (Details 2) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended								6 Months Ended		12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Equity-Based Compensation
Expected dividend yield (as a percent)									0.00%
Income Taxes
Federal income tax									$ 0		$ 4,329
State income tax									0		1,233	723	1,169
One-time non-cash tax benefit	$ 28,811										$ 28,811
Net Income Per Share
Number of shares to purchase, the effect of which is included in diluted net income available to common stockholders/members									1,716,301	0	1,789,318
Anti-dilutive shares excluded from diluted net income available to common stockholders/members									257,800	0	106,500
Reconciliation of assumed exercised shares used in calculating basic and diluted net income (loss) share available to common stockholders/members
Basic (in shares)	32,497,727,000	20,849,242,000	20,849,242,000	20,849,242,000	20,849,242,000	20,849,242,000	20,849,242,000	20,849,242,000	33,435,439	20,849,242	23,785,299,000	20,849,242,000	20,770,041,000
Stock options and employee stock purchase plan shares									440,345		47,924,000
Unvested restricted stock awards									28,114
Diluted (in shares)	32,681,570,000	20,849,242,000	20,849,242,000	20,849,242,000	20,849,242,000	20,849,242,000	20,849,242,000	20,849,242,000	33,903,898	20,849,242	23,833,223,000	20,849,242,000	20,770,041,000
VAR Plan
Equity-Based Compensation
Shares of common stock to be purchased as stock options in exchange with VAR Plan awards granted and outstanding upon Reorganization									1,661,719		1,661,719
Expected dividend yield (as a percent)									0.00%	0.00%	0.00%	0.00%
2012 Plan
Equity-Based Compensation
Vesting period									4 years		4 years
2012 ESPP
Equity-Based Compensation
Vesting period									6 months		6 months